File Number:  333-126384

					     Filed Pursuant to Rule 497(e) Under
					     the Securities Act of 1933



                                                                    May 24, 2018


                         PIONEER CLASSIC BALANCED FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2017


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Walter Hunnewell, Jr. (equity securities), Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since 2005); Brad Komenda (fixed
                       income securities), Senior Vice President and
                       Deputy Director of Investment Grade
                       Corporates of Amundi Pioneer (portfolio
                       manager of the fund since 2016); and
                       Lawrence Zeno (fixed income securities), Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since June 2018)

MANAGEMENT
Effective June 8, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of co-managers Walter Hunnewell, Jr. (equity securities), Brad Komenda (fixed income securities) and Lawrence Zeno (fixed income securities). Mr. Hunnewell, Mr. Komenda and Mr. Zeno are supported by the domestic equity team and the fixed income team. Members of these teams manage other Amundi Pioneer funds that invest primarily in U.S. equity securities and fixed income securities, respectively. The portfolio managers and the teams also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Hunnewell, Vice President of Amundi Pioneer, joined Amundi Pioneer in August 2001 and has been a portfolio manager of the fund since 2005.

Mr. Komenda, Senior Vice President and Deputy Director of Investment Grade Corporates of Amundi Pioneer, joined Amundi Pioneer in 2008 and has been a portfolio manager of the fund since 2016.

Mr. Zeno, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2001 as a specialist in mortgage-backed securities and has been a portfolio manager of the fund since June 2018.



                                                                   31035-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 24, 2018


                         PIONEER CLASSIC BALANCED FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 1, 2017


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Walter Hunnewell, Jr. (equity securities), Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since 2005); Brad Komenda (fixed
                       income securities), Senior Vice President and
                       Deputy Director of Investment Grade
                       Corporates of Amundi Pioneer (portfolio
                       manager of the fund since 2016); and
                       Lawrence Zeno (fixed income securities), Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since June 2018)

                                                                   31036-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC